Document and Entity Information	Sep. 26, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Crucible Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001825497
Document Type	8-K
Document Period End Date	Sep. 26, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39837
Entity Tax Identification Number	85-3052152
Entity Address, Address Line One	645 Walnut Street
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80302
City Area Code	(401)
Local Phone Number	216-7635
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CRU.U
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	CRU
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CRU WS
Security Exchange Name	NYSE